                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   December 31, 2004
                                               ------------------------


Check here if Amendment [ ]; Amendment Number:  1
                                               ---
This Amendment (Check only one.):       [ ]  is a restatement.
                                        [ ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Creedon Keller and Partners, Inc.
Address:  123 Second Street, Suite 120
          Sausalito, California 94965


Form 13F File Number: 28-07674

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian Cooney
Title:    Chief Compliance Officer
Phone:    415-332-0111

Signature, Place, and Date of Signing:

       /S/ BRIAN COONEY     SAUSALITO, CALIFORNIA      JANUARY 28, 2005
       ----------------     ---------------------      ----------------
         [Signature]             [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   0
                                                 -----------

Form 13F Information Table Entry Total:              129
                                                 -----------

Form 13F Information Table Value Total:           $2,663,237
                                                 -----------
                                                 (thousands)



List of Other Included Managers:

None

Creedon Keller & Partners, Inc.
PORTFOLIO APPRAISAL
13f2004
31-Dec-04


NAME OF ISSUER                       TYPE OF CLASS             CUSIP        MARKET VALUE(X1000)
--------------                       -------------             -----        -------------------
ADC TELECOM FLOAT 2013               CONVERTIBLE BONDS         000886AB7     $            32,524
ADVANCED ENERGY 5% 2006              CONVERTIBLE BONDS         007973AC4     $             4,925
AGILENT TECHNOLOGIES INC             CONVERTIBLE BONDS         00846UAB7     $           111,340
AGNICO EAGLE MINES 4.5% 2012 R       CONVERTIBLE BONDS         008474AB4     $            11,363
ALKERMES 2.5% 2023 144A              CONVERTIBLE BONDS         01642TAD0     $             3,006
ALLERGAN 0% 2022 REG                 CONVERTIBLE BONDS         018490AE2     $            40,254
AMERICAN INTL GROUP 0% 2031 RE       CONVERTIBLE BONDS         026874AP2     $            16,656
AMERISOURCE HEALTH 5% 2007           CONVERTIBLE BONDS         03071PAD4     $             9,456
AMKOR TECHNOLOGY INC                 CONVERTIBLE BONDS         031652AN0     $            19,700
ANIXTER INTL INC 0% 2020             CONVERTIBLE BONDS         035290AC9     $            16,144
BEN FRANKLIN RES 0% 2031 REG         CONVERTIBLE BONDS         354613AC5     $            15,876
BISYS GROUP 4% 2006 REG              CONVERTIBLE BONDS         055472AB0     $             4,000
BJ SERVICES .3954% 2022 REG          CONVERTIBLE BONDS         055482AF0     $            72,228
BRINKER INTL 0% 2021                 CONVERTIBLE BONDS         109641AC4     $             6,123
CALPINE 4.75% 2023 REG               CONVERTIBLE BONDS         131347BJ4     $             3,063
CBRL GROUP INC COM                   CONVERTIBLE BONDS         12489VAB2     $             1,278
CELL THERAPEUTICS 5.75% 2008 R       CONVERTIBLE BONDS         150934AD9     $             2,050
CELLSTAR CORP                        CORPORATE BONDS           150925ad7     $            10,616
CENTURYTEL 4.75% 2032                CONVERTIBLE BONDS         156700AH9     $            27,195
CHARLES RIVER LABS 3.5% 2022 R       CONVERTIBLE BONDS         159863AL3     $            15,379
CHARMING SHOPPES 4.75% 2012          CONVERTIBLE BONDS         161133AC7     $            19,573
CHEVRONTEXACO 4.9% 2008 REG          CONVERTIBLE BONDS         25179MAA1     $            21,260
CHEVRONTEXACO 4.95% 2008 REG         CONVERTIBLE BONDS         25179MAB9     $            11,179
COMMERCE CAPITAL 5.95% 2032          CONVERTIBLE PREFERRED     20057R308     $            48,431
COMPUTER ASSOCIATES 5% REGISTE       CONVERTIBLE BONDS         204912AR0     $            75,725
CYPRESS SEMICONDUCTOR 1.25% 20       CONVERTIBLE BONDS         232806AH2     $            63,525
DEVON ENERGY 0% 2020 REG             CONVERTIBLE BONDS         25179MAD5     $            40,255
DIAMOND OFFSHORE DRILLING 0% 2       CORPORATE BONDS           25271cac6     $             5,888
DYNEGY 4.75% 2023 REG                CONVERTIBLE BONDS         26816QAB7     $             4,548
ECHOSTAR COMMUNICATIONS NEW          CONVERTIBLE BONDS         278762AG4     $            40,382
EDO 5.25% 2007 REG                   CONVERTIBLE BONDS         281347AD6     $            16,506
EMC CORP 4.5% 2007 REG               CONVERTIBLE BONDS         268648AG7     $            28,594
EXIDE WARRANTS                       Rights                    302051123     $               372
FAIRFAX FINANCIAL 5% 2023 REG        CONVERTIBLE BONDS         303901AL6     $             8,925
Ford 6.5% 2032 preferred             CONVERTIBLE PREFERRED     345395206     $            20,025
Ford 6.5% 2032 Preferred             CONVERTIBLE PREFERRED     345395206     $           164,205
GENERAL MILLS 0% 2022 REG            CONVERTIBLE BONDS         370334AU8     $             3,562
GENERAL MOTORS 6.25% PFD             PREFERRED STOCK           370442717     $            55,094
GENERAL MTRS CORP DEB SR CONV        CONVERTIBLE PREFERRED     370442733     $            64,658
GREY WOLF 3.75% 2023 REG             CONVERTIBLE BONDS         397888AD0     $            26,500
INCO 3.5% 2052 REGISTERED            CONVERTIBLE BONDS         453258AR6     $            54,448
INTERPUBLIC GROUP 4.5% 2023 RE       CONVERTIBLE BONDS         460690AT7     $            43,855
INTL GAME TECH 0% 2033               CONVERTIBLE BONDS         459902AL6     $            66,991
ISIS PHARMACEUTICALS 5.5% 2009       CONVERTIBLE BONDS         464337AC8     $             9,890
JDS UNIPHASE 0% 2010 REG             CONVERTIBLE BONDS         46612JAB7     $            49,837
JOHNSON & JOHNSON - SCIOS 5.5%       CONVERTIBLE BONDS         808905AB9     $             6,990
KERR-MCGEE 5.25% 2005                CONVERTIBLE BONDS         492386AP2     $            95,922
LEAR CORP 0% 2022                    CONVERTIBLE BONDS         521865AG0     $            40,363
LIBERTY MEDIA CORP                   CONVERTIBLE BONDS         530715AN1     $            26,045
LIGAND PHARMACEUTICALS 6% 2007       CONVERTIBLE BONDS         53220KAB4     $            20,000
LNR PROPERTY 5.5% 2023 REG           CONVERTIBLE BONDS         501940AF7     $            13,988
LUCENT TECHNOLOGIES 8% 2031          CONVERTIBLE BONDS         549463AK3     $           109,437
MAXTOR 6.8% 2010 REG                 CONVERTIBLE BONDS         577729AC0     $            15,082
MICRON TECH 2.5% 2010 REG            CONVERTIBLE BONDS         595112AG8     $            11,806
MIRANT 2.5% 2021                     CONVERTIBLE BONDS         604675AB4     $            36,613
MIRANT 5.75 2007                     CONVERTIBLE BONDS         604675AC2     $            42,460
NATIONAL AUSTRALIA BK CAP UTS        COMMON STOCK              632525309     $            68,508
NY COMMUNITY 6% PFD                  CONVERTIBLE PREFERRED     64944p307     $            11,470
ODYSSEY RE HOLDINGS 4.375% 202       CONVERTIBLE BONDS         67612WAB4     $             5,514
OHIO CAS CORP                        CONVERTIBLE BONDS         677240AC7     $            39,118
OMNICARE 4% PFD                      CONVERTIBLE PREFERRED     68214L201     $             6,844
Owens Illinois Preferred             CONVERTIBLE PREFERRED     690768502     $             1,590
PMI GROUP 2.5% 2021                  CONVERTIBLE BONDS         69344MAE1     $            57,062
PROVIDIAN FINACIAL 4% 2008           CONVERTIBLE BONDS         74406AAC6     $            32,414
RADIAN GROUP 2.25% 2022              CONVERTIBLE BONDS         750236AF8     $            47,204
REDBACK NETWORKS INC NEW             OTHER ASSETS              757209507     $            48,164
RGA PREFERRED 5.75%                  PREFERRED STOCK           759351307     $            56,715
ROYAL CARIBBEAN CRUISES LTD          CORPORATE BONDS           780153ak8     $            60,943
SIMON PROPERTY 6% PFD                CONVERTIBLE PREFERRED     828806802     $            17,891
SKYWORKS SOLUTIONS 4.75% 2007        CONVERTIBLE BONDS         83088MAB8     $            32,967
STARWOOD HOTELS 3.5% 2023 REG        CONVERTIBLE BONDS         85590AAJ3     $            46,688
TJX COMPANIES 0% 2021 REG            CONVERTIBLE BONDS         872540AL3     $            35,300
TYCO INTERNATIONAL 3.125% 2023       CONVERTIBLE BONDS         902118BG2     $           193,919
UNIVERSAL HEALTH .426% 2020          CONVERTIBLE BONDS         913903AL4     $            23,297
WCI COMMUNITIES 4% 2023 REG          CONVERTIBLE BONDS         92923CAK0     $             6,225
WEATHERFORD INTL 0% 2020 REG         CONVERTIBLE BONDS         947074AB6     $            43,504
WEBMD 3.25% 2007                     CONVERTIBLE BONDS         94769MAC9     $            41,800

                                     Total Market Value(x1000):              $         2,663,237

                                                                               INVESTMENT     OTHER
NAME OF ISSUER                          SHR/PRN AMOUNT SHR/PRN    PUT / CALL   DISCRETION    MANAGERS     SOLE
--------------                          ----------------------    ----------   -----------   --------     -----
ADC TELECOM FLOAT 2013                        31500000 PRN                          X                       X
ADVANCED ENERGY 5% 2006                        5000000 PRN                          X                       X
AGILENT TECHNOLOGIES INC                     110042000 PRN                          X                       X
AGNICO EAGLE MINES 4.5% 2012 R                10000000 PRN                          X                       X
ALKERMES 2.5% 2023 144A                        2500000 PRN                          X                       X
ALLERGAN 0% 2022 REG                          41000000 PRN                          X                       X
AMERICAN INTL GROUP 0% 2031 RE                25000000 PRN                          X                       X
AMERISOURCE HEALTH 5% 2007                     8500000 PRN                          X                       X
AMKOR TECHNOLOGY INC                          20000000 PRN                          X                       X
ANIXTER INTL INC 0% 2020                      45000000 PRN                          X                       X
BEN FRANKLIN RES 0% 2031 REG                  22500000 PRN                          X                       X
BISYS GROUP 4% 2006 REG                        4000000 PRN                          X                       X
BJ SERVICES .3954% 2022 REG                   86500000 PRN                          X                       X
BRINKER INTL 0% 2021                           9500000 PRN                          X                       X
CALPINE 4.75% 2023 REG                         3500000 PRN                          X                       X
CBRL GROUP INC COM                             2500000 PRN                          X                       X
CELL THERAPEUTICS 5.75% 2008 R                 2000000 PRN                          X                       X
CELLSTAR CORP                                 10459000 PRN                          X                       X
CENTURYTEL 4.75% 2032                         24500000 PRN                          X                       X
CHARLES RIVER LABS 3.5% 2022 R                12736000 PRN                          X                       X
CHARMING SHOPPES 4.75% 2012                   16277000 PRN                          X                       X
CHEVRONTEXACO 4.9% 2008 REG                   19257000 PRN                          X                       X
CHEVRONTEXACO 4.95% 2008 REG                  10135000 PRN                          X                       X
COMMERCE CAPITAL 5.95% 2032                     753785 SHR                          X                       X
COMPUTER ASSOCIATES 5% REGISTE                58250000 PRN                          X                       X
CYPRESS SEMICONDUCTOR 1.25% 20                60000000 PRN                          X                       X
DEVON ENERGY 0% 2020 REG                      71500000 PRN                          X                       X
DIAMOND OFFSHORE DRILLING 0% 2                10000000 PRN                          X                       X
DYNEGY 4.75% 2023 REG                          3200000 PRN                          X                       X
ECHOSTAR COMMUNICATIONS NEW                   39253000 PRN                          X                       X
EDO 5.25% 2007 REG                            15005000 PRN                          X                       X
EMC CORP 4.5% 2007 REG                        25000000 PRN                          X                       X
EXIDE WARRANTS                                  181245 SHR                          X                       X
FAIRFAX FINANCIAL 5% 2023 REG                  8500000 PRN                          X                       X
Ford 6.5% 2032 preferred                        375000 SHR                          X                       X
Ford 6.5% 2032 Preferred                       3075000 SHR                          X                       X
GENERAL MILLS 0% 2022 REG                      5000000 PRN                          X                       X
GENERAL MOTORS 6.25% PFD                       2050000 SHR                          X                       X
GENERAL MTRS CORP DEB SR CONV                  2775000 SHR                          X                       X
GREY WOLF 3.75% 2023 REG                      25000000 PRN                          X                       X
INCO 3.5% 2052 REGISTERED                     35500000 PRN                          X                       X
INTERPUBLIC GROUP 4.5% 2023 RE                33413000 PRN                          X                       X
INTL GAME TECH 0% 2033                        87455000 PRN                          X                       X
ISIS PHARMACEUTICALS 5.5% 2009                11500000 PRN                          X                       X
JDS UNIPHASE 0% 2010 REG                      51000000 PRN                          X                       X
JOHNSON & JOHNSON - SCIOS 5.5%                 6000000 PRN                          X                       X
KERR-MCGEE 5.25% 2005                         90000000 PRN                          X                       X
LEAR CORP 0% 2022                             77435000 PRN                          X                       X
LIBERTY MEDIA CORP                            27130000 PRN                          X                       X
LIGAND PHARMACEUTICALS 6% 2007                10000000 PRN                          X                       X
LNR PROPERTY 5.5% 2023 REG                    10000000 PRN                          X                       X
LUCENT TECHNOLOGIES 8% 2031                   98150000 PRN                          X                       X
MAXTOR 6.8% 2010 REG                          14750000 PRN                          X                       X
MICRON TECH 2.5% 2010 REG                      9900000 PRN                          X                       X
MIRANT 2.5% 2021                              50500000 PRN                          X                       X
MIRANT 5.75 2007                              58165000 PRN                          X                       X
NATIONAL AUSTRALIA BK CAP UTS                  1800000 SHR                          X                       X
NY COMMUNITY 6% PFD                             200000 SHR                          X                       X
ODYSSEY RE HOLDINGS 4.375% 202                 4520000 PRN                          X                       X
OHIO CAS CORP                                 36304000 PRN                          X                       X
OMNICARE 4% PFD                                 125000 SHR                          X                       X
Owens Illinois Preferred                         40000 SHR                          X                       X
PMI GROUP 2.5% 2021                           51500000 PRN                          X                       X
PROVIDIAN FINACIAL 4% 2008                    23050000 PRN                          X                       X
RADIAN GROUP 2.25% 2022                       46335000 PRN                          X                       X
REDBACK NETWORKS INC NEW                       8985883 SHR                          X                       X
RGA PREFERRED 5.75%                             922200 SHR                          X                       X
ROYAL CARIBBEAN CRUISES LTD                   95000000 PRN                          X                       X
SIMON PROPERTY 6% PFD                           301700 SHR                          X                       X
SKYWORKS SOLUTIONS 4.75% 2007                 27000000 PRN                          X                       X
STARWOOD HOTELS 3.5% 2023 REG                 37500000 PRN                          X                       X
TJX COMPANIES 0% 2021 REG                     40000000 PRN                          X                       X
TYCO INTERNATIONAL 3.125% 2023               115000000 PRN                          X                       X
UNIVERSAL HEALTH .426% 2020                   39701000 PRN                          X                       X
WCI COMMUNITIES 4% 2023 REG                    5000000 PRN                          X                       X
WEATHERFORD INTL 0% 2020 REG                  67500000 PRN                          X                       X
WEBMD 3.25% 2007                              40000000 PRN                          X                       X